Subsequent Events (Details Narrative) - USD ($) $ in Thousands					1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 30, 2023	Aug. 31, 2022	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Aug. 18, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from equity issues								$ 1,193
Issuance of Non-Voting Common Stock to Parent company members
Proceeds from initial public offering							$ 5,000	4,620
Face amount										$ 5,600		$ 1,300
Issuance of private placement							$ 10,000	$ 11,518
Common stock shares authorized	10,000,000							100,000,000		100,000,000
Common stock shares issued								0		0
Number of shares of stock issues						28,179,592
Number of additional shares issued										3.28
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Liquidation preference				$ 35,000				$ 35,000		$ 35,000	$ 35,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of Non-Voting Common Stock to Parent company members								$ 4,620
Stock issuance costs										$ 2,150
Shares issued initial public offering								890,310
Principle shares								1,680,084
Issuance of private placement								$ 10,325
Common stock shares authorized	5,000,000
Common stock shares issued										381,658
Series B-1 Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock shares authorized	5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Liquidation preference				35,000
Issuance of Non-Voting Common Stock to Parent company members				4,990
Stock issuance costs				$ 4,230
Shares issued initial public offering				867,913
Proceeds from initial public offering				$ 634
Assets to pay expenses				114
Face amount			$ 3,700
Issuance of private placement	$ 153
Repaid principal	300
Public sale of units	23
Number of additional shares issued					14,859
Subsequent Event [Member] | 2021 [Member]
Subsequent Event [Line Items]
Face amount	1,600
Subsequent Event [Member] | 2022 [Member]
Subsequent Event [Line Items]
Face amount	$ 300
Subsequent Event [Member] | Fibro Genesis [Member]
Subsequent Event [Line Items]
Payment for sale of equity				323
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Liquidation preference				35,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from equity issues				$ 5,000
Principle shares		1,680,084	799,603
Issuance of private placement		$ 10,325
Repaid principal		$ 1,549
Common stock shares authorized	10,000,000
Common stock shares issued	5,000,000
Number of shares of stock issues	353,713
Subsequent Event [Member] | Series B-1 Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock shares authorized	5,000,000
Number of shares of stock issues	8,388
Subsequent Event [Member] | Series B-1 Preferred Stock [Member] | Investors [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of warrants issued					10,321